Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004012
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%		2.94%		7.14%
Without Sales Load [Member] | C000166321
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%		3.11%	7.57%
Without Sales Load [Member] | C000225809
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%	(0.67%)
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.36%		6.79%		8.14%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.36%		6.79%	8.72%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.36%	1.93%